Goodwill and Other Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Roll Forward]
Balance at beginning of period	$ 154,282	$ 145,939
Adjustments		1,907
Acquisitions	5,339	6,436
Balance at end of period	159,621	154,282
Unamortized Indefinite Life Intangible Assets [Abstract]
Gross carrying amount	61,584	21,710
Annual Amortization Expense [Abstract]
2021	1,900
2022	1,900
2023	1,900
2024	1,900
2025	1,200
Zig-Zag [Member]
Goodwill [Roll Forward]
Balance at beginning of period	96,107	96,107
Adjustments		0
Acquisitions	5,339	0
Balance at end of period	101,446	96,107
Unamortized Indefinite Life Intangible Assets [Abstract]
Gross carrying amount	42,245
Stoker's [Member]
Goodwill [Roll Forward]
Balance at beginning of period	32,590	32,590
Adjustments		0
Acquisitions	0	0
Balance at end of period	32,590	32,590
Unamortized Indefinite Life Intangible Assets [Abstract]
Gross carrying amount	8,553	10,924
NewGen [Member]
Goodwill [Roll Forward]
Balance at beginning of period	25,585	17,242
Adjustments		1,907
Acquisitions	0	6,436
Balance at end of period	25,585	25,585
Unamortized Indefinite Life Intangible Assets [Abstract]
Gross carrying amount	10,786	10,786
Amortized Intangible Assets [Abstract]
Gross carrying amount	22,835	14,974
Accumulated amortization	4,997	3,215
Trade Names [Member]
Unamortized Indefinite Life Intangible Assets [Abstract]
Gross carrying amount	19,286	21,657
Trade Names [Member] | Zig-Zag [Member]
Unamortized Indefinite Life Intangible Assets [Abstract]
Gross carrying amount	0
Trade Names [Member] | Stoker's [Member]
Unamortized Indefinite Life Intangible Assets [Abstract]
Gross carrying amount	8,500	10,871
Trade Names [Member] | NewGen [Member]
Unamortized Indefinite Life Intangible Assets [Abstract]
Gross carrying amount	10,786	10,786
Formulas [Member]
Unamortized Indefinite Life Intangible Assets [Abstract]
Gross carrying amount	42,298	53
Formulas [Member] | Zig-Zag [Member]
Unamortized Indefinite Life Intangible Assets [Abstract]
Gross carrying amount	42,245
Formulas [Member] | Stoker's [Member]
Unamortized Indefinite Life Intangible Assets [Abstract]
Gross carrying amount	53	53
Formulas [Member] | NewGen [Member]
Unamortized Indefinite Life Intangible Assets [Abstract]
Gross carrying amount	$ 0	0
Customer Relationships [Member] | Minimum [Member]
Amortized Intangible Assets [Abstract]
Amortized intangible assets, useful life	8 years
Customer Relationships [Member] | Maximum [Member]
Amortized Intangible Assets [Abstract]
Amortized intangible assets, useful life	10 years
Customer Relationships [Member] | NewGen [Member]
Amortized Intangible Assets [Abstract]
Gross carrying amount	$ 6,936	6,936
Accumulated amortization	$ 3,111	2,283
Trade Names [Member]
Amortized Intangible Assets [Abstract]
Amortized intangible assets, useful life	15 years
Trade Names [Member] | Stoker's [Member]
Amortized Intangible Assets [Abstract]
Indefinite life intangible assets converted to amortized intangible assets	$ 2,400
Trade Names [Member] | NewGen [Member]
Amortized Intangible Assets [Abstract]
Gross carrying amount	9,530	7,158
Accumulated amortization	$ 1,375	714
Master Distribution Agreement [Member]
Amortized Intangible Assets [Abstract]
Amortized intangible assets, useful life	15 years
Master Distribution Agreement [Member] | NewGen [Member]
Amortized Intangible Assets [Abstract]
Gross carrying amount	$ 5,489	0
Accumulated amortization	$ 183	0
Franchise Agreements [Member]
Amortized Intangible Assets [Abstract]
Amortized intangible assets, useful life	8 years
Franchise Agreements [Member] | NewGen [Member]
Amortized Intangible Assets [Abstract]
Gross carrying amount	$ 780	780
Accumulated amortization	$ 228	130
Non-Compete Agreements [Member]
Amortized Intangible Assets [Abstract]
Amortized intangible assets, useful life	3 years 6 months
Non-Compete Agreements [Member] | NewGen [Member]
Amortized Intangible Assets [Abstract]
Gross carrying amount	$ 100	100
Accumulated amortization	$ 100	$ 88